Movement in Allowance for Doubtful Accounts (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Allowance for Doubtful Accounts
Balance as of January 1	$ 46	¥ 316	¥ 177	¥ 190
Amounts charged to expenses	43	299	190	39
Amounts written off	(2)	(16)	(51)	(52)
Balance as of December 31	$ 87	¥ 599	¥ 316	¥ 177